Private Placement (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Aggregate of private placement warrants	6,027,500	6,027,500
Purchase price (in Dollars)	$ 1	$ 1
Generating gross proceeds (in Dollars)	$ 6,027,500	$ 6,027,500
Aggregate of private placement	5,395,000	5,395,000
Sponsor and an aggregate of private placement warrants	632,500	632,500
Saleable days		30 days